INVENTORY (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of inventory

	March 31, 2024	December 31, 2023
	$	$
Finished goods	8,172	9,985
Work in progress – vehicles	18,369	11,560
Parts for resale	1,693	1,728
Total Inventory	28,234	23,273